Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

Note 13 – Income Taxes

Income taxes are accounted for under the liability method of accounting for income taxes. Under the liability method, future tax liabilities and assets are recognized for the estimated future tax consequences attributable to differences between the amounts reported in the financial statement carrying amounts of assets and liabilities and their respective tax bases. Future tax assets and liabilities are measured using enacted or substantially enacted income tax rates expected to apply when the asset is realized or the liability settled. The effect of a change in income tax rates on future income tax liabilities and assets is recognized in income in the period that the change occurs. Future income tax assets are recognized to the extent that they are considered more likely than not to be realized.

The FASB has issued ASC 740 “Income Taxes”. ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. This standard requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position.

If the more-likely-than-not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements.

As a result of the implementation of this standard, the Company performed a review of its material tax positions in accordance with recognition and measurement standards established by ASC 740 and concluded that the tax position of the Company has not met the more-likely-than-not threshold as of December 31, 2022.

The domestic and foreign components of loss before provision for income taxes were as follows:

	Year Ended	Year Ended
	December 31, 2022	December 31, 2021
Domestic	$(8,551,252)	$(6,083,667)
Foreign	14,042	(1,027,442)
Loss before provision for income taxes	$(8,537,210)	$(7,111,109)

The reconciliation of income tax expense computed at the U.S. federal statutory rate to the income tax provision for the years ended December 31, 2022 and 2021 is as follows:

	Year Ended	Year Ended
	December 31, 2022	December 31, 2021
Loss before income taxes	$(8,537,210)	$(7,111,109)
Taxes benefits under statutory US tax rates	(1,792,814)	(1,493,333)
Increase (decrease) in taxes resulting from:
Increase in valuation allowance	2,697,747	2,984,299
Foreign tax rate differential	110,120	(73,413)
Permanent differences	(495,637)	(955,027)
State taxes	(423,798)	(462,526)
Provision for income taxes	$95,618	$–

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities consist of the following:

	December 31, 2022	December 31, 2021
Deferred tax assets
Net operating loss carryforwards	$6,132,841	$4,369,537
Stock based compensation	1,664,597	732,868
Intangibles	(83,111)	(88,159)
Depreciation	(1,986)	–
Other	(209)	140
Total deferred tax assets	7,712,132	5,014,385

Valuation allowance	(7,712,132)	(5,014,385)
Net deferred tax assets (liabilities)	$–	$–

At December 31, 2022, the Company had net operating loss (“NOL”) carryforwards of approximately $24.4 million that may be offset against future taxable income. Of the $24.4 million of net operating losses, U.S. Federal and state net operating losses accounted for $20.6 million and are subject to limitation under IRC Section 382. The U.S. net operating losses are limited to utilization of 80% of taxable income but do not have an expiration. At December 31, 2022, the Company had $ 3.8 million of non-US NOL carryforwards.

The Company applied the “more-likely-than-not” recognition threshold to all tax positions taken or expected to be taken in a tax return, which resulted in no unrecognized tax benefits as of December 31, 2022 and 2021, respectively.

Prior to 2018, when the Company was acquired by the current management, the Mexican Tax Authorities completed an audit of Stemtech Mexico for the 2013 fiscal year and issued a preliminarily assessment of $2.5 million tax liability including interest and penalties. The Company had argued to date that this assessment was unfounded and on June 3, 2022, the Mexican Tax Court dismissed the claim asserted by the Mexican Tax Authorities. The Company, related to this assessment, owes no taxes whatsoever to the Mexican government.